Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, description	The Company’s leases have original lease periods expiring between 2022 and 2030.
Loss contingency		$ 2,155
Impairment amount	$ 1,439	351
Operating lease liability	$ 10,964	$ 9,886